Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 96,255	$ 102,512
Restricted cash	3,487	3,962
Accounts receivable, net	64,363	80,383
Inventories, net	98,537	136,164
Income taxes receivable	2,452	3,226
Prepaid expenses	14,222	13,424
Other current assets	4,329	4,780
Total current assets	283,645	344,451
Property and equipment, net	51,175	61,479
Deferred tax assets, net	914	1,607
Investment at cost		2,250
Right of use assets, net	60,636	77,150
Other noncurrent assets	10,951	12,110
Total assets	407,321	499,047
Current liabilities:
Accounts payable	148,279	206,588
Accrued liabilities	48,629	43,014
Deferred revenue	26,988	25,614
Line of credit	7,069	7,330
Current portion of long-term debt		268
Lease liabilities – current	12,608	13,730
Total current liabilities	243,573	296,544
Long-term debt, less current portion		1,110
Income taxes payable	1,871	1,981
Lease liabilities – noncurrent	53,318	68,126
Other liabilities	2,467	1,894
Total liabilities	301,229	369,655
Commitments and contingencies (Note 15)
Stockholders’ Equity
Common Stock, $0.43696 par value; unlimited shares authorized; 19,478 and 19,021 shares issued and outstanding as of December 31, 2024 and 2023, respectively	8,512	8,312
Additional paid-in capital	289,096	266,774
Notes receivable – related party	(15,189)	(15,189)
Accumulated other comprehensive income (loss)	(2,300)	194
Accumulated deficit	(174,027)	(130,699)
Total stockholders’ equity	106,092	129,392
Total liabilities and stockholders’ equity	$ 407,321	$ 499,047